[Winthrop & Weinstine Letterhead]
VIA EDGAR
Ms. Peggy Kim
US Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3561
Washington, DC 20549

RE:	Performance Home Buyers, LLC
Amendment No. 5 to Registration Statement on Form SB-2
File No. 333-129604
Dear Ms. Kim:
This letter accompanies the filing of Amendment No. 5 to Performance Home Buyers, LLC’s Registration Statement on Form SB-2 relating to its proposed $25 million offering of senior secured renewable notes. As we have discussed, this amendment is being filed only to include our final signed and dated legal opinion and to include the risk factor now inserted on page 12. We have also updated relevant dates, deleted a blank date on page 54 and included a new Exhibit 23.2 — Consent of Independent Registered Public Accounting Firm. All other items in Amendment No. 5 remain the same as Amendment No. 4.
The Company desires effectiveness of the Registration Statement as soon as practicable. The Company’s acceleration request requesting acceleration for May 11, 2006 at 6:00 p.m. EST or as soon as practicable thereafter accompanies the filing. The acceleration request includes confirmation of the items set forth on page 13 of your December 8, 2005 comment letter. Also enclosed with this filing is the Selling Agent’s request for acceleration. No prospectuses have been printed or distributed to date and interest rate information will be added in the final prospectus as permitted by Rule 430A.
We will contact you directly as soon as this filing is made to make certain that you are aware of the filing. We sincerely appreciate your assistance throughout this process.
Very truly yours,
WINTHROP & WEINSTINE, P.A.
/s/ Philip T. Colton
Philip T. Colton
PTC/aks/Enclosures

cc:	Peter E. Julian
Wayne Hawkins
Lawrence N. Hoffman
Joy S. McGinnis, Esq.
Howard L. Wilensky
Patrice H. Kloss, Esq.
K. Edward Elverud